Label	Element	Value
Cornerstone Advisors Public Alternatives Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Supplement [Text Block]	aic_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND

CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
CORNERSTONE ADVISORS REAL ASSETS FUND
(THE "FUNDS")

SUPPLEMENT DATED DECEMBER 29, 2017
TO THE FUNDS' PROSPECTUS, DATED MARCH 1, 2017,
AS SUPPLEMENTED JULY 5, 2017, JULY 27, 2017 AND AUGUST 7, 2017 (THE
"PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

ON JANUARY 1, 2018 (THE "EFFECTIVE DATE"), THE FUNDS' ADDITIONAL INDEXES BLENDING THE RETURNS OF THE MSCI ACWI INDEX ("MSCI ACWI") AND THE RETURNS OF THE BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX ("BARCLAYS INDEX") WILL CHANGE AS FOLLOWS:

FUND	CURRENT ADDITIONAL INDEX	NEW ADDITIONAL INDEX
Cornerstone Advisors Public Alternatives Fund	60% MSCI ACWI/40% Barclays Index Blend	60% Barclays Index/40% MSCI ACWI Blend
Cornerstone Advisors Real Assets Fund	60% MSCI ACWI/40% Barclays Index Blend	50% MSCI ACWI/50% Barclays Index Blend

Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1. The table in the Cornerstone Advisors Public Alternatives Fund's performance section is hereby deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016

PUBLIC ALTERNATIVES FUND	1 YEAR	SINCE INCEPTION (8/30/12)
FUND RETURN BEFORE TAXES	0.55%	3.02%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(0.33)%	1.60%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	0.51%	1.77%
BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX ("BARCLAYS") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	2.65%	1.75%
MSCI ACWI INDEX ("MSCI ACWI") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	7.86%	8.72%
60% BARCLAYS INDEX/40% MSCI ACWI BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)(1)	4.87%	4.63%
60% MSCI ACWI/40% BARCLAYS INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)(1)	5.92%	6.02%
HFRX ABSOLUTE RETURN INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	0.31%	1.89%
HFRX MACRO/CTA INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(2.93)%	(0.46)%
60% HFRX ABSOLUTE RETURN INDEX/40% HFRX MACRO INDEX/CTA INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(0.99)%	0.96%

(1)       On January 1, 2018, the 60% Barclays Index/40% MSCI ACWI Blend replaced the 60% MSCI ACWI/40% Barclays Index Blend as an additional index of the Fund, because the 60% Barclays Index/40% MSCI ACWI Blend better reflects the investment strategies of the Fund.

2. The table in the Cornerstone Advisors Real Assets Fund's performance section is hereby deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016

REAL ASSETS FUND	1 YEAR	SINCE INCEPTION (8/30/12)
FUND RETURN BEFORE TAXES	14.44%	(2.83)%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS	13.59%	(3.44)%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	8.16%	(2.51)%
MSCI ACWI INDEX ("MSCI ACWI") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	7.86%	8.72%
BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX ("BARCLAYS") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	2.65%	1.75%
50% MSCI ACWI/50% BARCLAYS INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)(1)	5.40%	5.33%
60% MSCI ACWI/40% BARCLAYS INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)(1)	5.92%	6.02%
BLOOMBERG COMMODITY INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	11.77%	(10.88)%
BLOOMBERG BARCLAYS US TIPS INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	4.68%	(0.17)%
ALERIAN MLP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	18.31%	1.28%
ONE-THIRD BLOOMBERG COMMODITY INDEX/ONE-THIRD BARCLAYS US TIPS INDEX/ONE-THIRD ALERIAN MLP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	11.90%	(2.99)%

(1)       On January 1, 2018, the 50% MSCI ACWI/50% Barclays Index Blend replaced the 60% MSCI ACWI/40% Barclays Index Blend as an additional index of the Fund, because the 50% MSCI ACWI/50% Barclays Index Blend better reflects the investment strategies of the Fund.

Supplement Closing [Text Block]	aic_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016
Cornerstone Advisors Public Alternatives Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	0.55%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.02%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2012
Cornerstone Advisors Public Alternatives Fund | FUND RETURN AFTER TAXES ON DISTRIBUTIONS | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	(0.33%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.60%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2012
Cornerstone Advisors Public Alternatives Fund | FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	0.51%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.77%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2012
Cornerstone Advisors Public Alternatives Fund | BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX ("BARCLAYS") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX ("BARCLAYS") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	2.65%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.75%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2012
Cornerstone Advisors Public Alternatives Fund | MSCI ACWI INDEX ("MSCI ACWI") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Label	rr_AverageAnnualReturnLabel	MSCI ACWI INDEX ("MSCI ACWI") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	7.86%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.72%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2012
Cornerstone Advisors Public Alternatives Fund | 60% BARCLAYS INDEX/40% MSCI ACWI BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Label	rr_AverageAnnualReturnLabel	60% BARCLAYS INDEX/40% MSCI ACWI BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	4.87%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.63%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2012
Cornerstone Advisors Public Alternatives Fund | 60% MSCI ACWI/40% BARCLAYS INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Label	rr_AverageAnnualReturnLabel	60% MSCI ACWI/40% BARCLAYS INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	5.92%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.02%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2012
Cornerstone Advisors Public Alternatives Fund | HFRX ABSOLUTE RETURN INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Label	rr_AverageAnnualReturnLabel	HFRX ABSOLUTE RETURN INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	0.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.89%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2012
Cornerstone Advisors Public Alternatives Fund | HFRX MACRO/CTA INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Label	rr_AverageAnnualReturnLabel	HFRX MACRO/CTA INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(2.93%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.46%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2012
Cornerstone Advisors Public Alternatives Fund | 60% HFRX ABSOLUTE RETURN INDEX/40% HFRX MACRO INDEX/CTA INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Label	rr_AverageAnnualReturnLabel	60% HFRX ABSOLUTE RETURN INDEX/40% HFRX MACRO INDEX/CTA INDEX BLEND (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(0.99%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.96%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2012

[1]	On January 1, 2018, the 60% Barclays Index/40% MSCI ACWI Blend replaced the 60% MSCI ACWI/40% Barclays Index Blend as an additional index of the Fund, because the 60% Barclays Index/40% MSCI ACWI Blend better reflects the investment strategies of the Fund.